OTHER ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
Disclosure of other accounts receivables [Abstract]
Disclosure of trade and other receivables [text block]

NOTE 12 – OTHER ACCOUNTS RECEIVABLE, NET

Balances of other accounts receivable, net of impairment losses, comprise the following as of December 31, 2019 and 2018:

		December 31,		December 31,
	Reference	2019		2018

Contract assets	12.1	Ps.	7,034,058	Ps.	5,119,649
Other accounts receivable	12.2		4,954,706		4,437,885
Total other accounts receivable			11,988,764		9,557,534
Loss allowance	4.1.5		(286,463)		(256,891)
Total other accounts receivable, net		Ps.	11,702,301	Ps.	9,300,643

12.1          Contract assets

The following table provides information about assets from contracts with customers as of December 31, 2019 and 2018:

Contract assets	December 31, 2019		December 31, 2018

Financial assets in concession arrangements rights at fair value (1)	Ps.	2,706,030	Ps.	2,488,414
Financial assets in concession arrangements rights at amortized cost (1)		4,328,028		2,631,235
Gross balance of other accounts receivable	Ps.	7,034,058	Ps.	5,119,649
Loss allowance (2)(3)		(2,142)		(966)
Total contract assets	Ps.	7,031,916	Ps.	5,118,683
(1)	See note 16 details regarding concession arrangements rights.
(2)	See reconciliations from the opening to the closing balance of the loss allowance on note 4.1.5.
(3)	Grupo Aval has initially adopted IFRS 9 as of January 1, 2018. According to the transition methods chosen, comparative information is not restated. See Notes 2 (2.4) (C)

12.2          Other accounts receivable

The detailed information of other accounts receivable measured at amortized cost, except for prepaid expeses, as of December 31, 2019 and 2018 is as follows:

Other accounts receivable	December 31, 2019		December 31, 2018
Accounts receivable for goods and services sales in Non-financial sector companies	Ps.	1,149,051	Ps.	962,364
Transfers in process		431,595		330,941
Payment in advance		416,764		370,144
Debtors		377,510		406,079
Dormant customer deposits ICETEX (1)(2)		330,996		279,219
Credit card compensations and network compensation		329,267		372,702
Fees, services and advances		302,861		241,147
Commissions		220,298		244,669
Guarantee deposits in foreign currency transactions		188,493		377,751
Conditional contributions		166,750		—
Holding and parent establishment		147,617		136,551
Payment in advance to supplier's contract		110,028		151,313
Interest		61,579		52,948
Transfers to the National Treasury (2)		60,487		61,046
Receivable from forward contracts		56,946		130,989
Other taxes		48,537		21,321
Storage services		44,674		40,265
Quota shares retirement pensions		29,613		29,768
Accounts receivable to payment offices		24,857		69,996
Claims to insurance companies		18,670		14,142
Payment in advance for industry and trade taxes		11,615		9,563
Promissory sellers		9,495		20,785
Deductible taxes		6,542		10,234
Dividends		2,041		1,086
Others (4)		408,420		102,862
Gross balance of other accounts receivable	Ps.	4,954,706	Ps.	4,437,885
Loss allowance (3)		(284,321)		(255,925)
Other accounts receivable, net	Ps.	4,670,385	Ps.	4,181,960
(1)

Pursuant to Colombian Law number 1777 of 2016, financial institutions in Colombia since August 1, 2016, must transfer the funds from clients’ in dormant customer deposits to a special fund as a loan to a Colombian Government entity denominated “ICETEX”, and classified as “Other accounts receivable” given it is permanently deemed refundable to any particular client. This Government Entity Fund is responsible for managing the monies funds with the commitment to return them at the time the bank customer account holder requests them. Dormant client’s customer deposits are accounts of savings or current accounts that exceed the 322 UVR (Real Value Units) equivalent to Ps. 270.713 in Colombian pesos, on which no deposit, withdrawal, transfer or, in general, debit or credit movements have been made during an uninterrupted period of three years.

(2)	It is expected that these assets are realized in more than 12 months.
(3)	See the loss allowance reconciliations from the opening to the closing balance in note 4.1.5.
(4)	The table below shows detail of the others.

Detail others	December 31, 2019		December 31, 2018
Customers	Ps.	85,402	Ps.	—
Value added taxes		82,553		39,098
Joint operations		15,811		—
Transactions between ATM´s		15,241		—
Deficiency in savings accounts		12,398		6,864
Transitional account		9,631		—
Clearance of accounts		5,835		—
Chargebacks		5,078		—
Transaction fees		4,730		4,731
Joint ventures		4,489		5,172
Operative process		2,486		4,486
SIIF condonations		2,235		2,219
Company merger		1,503		—
ACH, PSE, CENIT fees		—		4,988
Credit card brands compensations		—		3,247
Others		161,028		32,057
Total	Ps.	408,420	Ps.	102,862